INTEREST AND FINANCE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest and Finance Expense
Accretion of decommissioning and restoration provision	$ 568	$ 465
Other interest expense	483	70
Bank charges	29	88
Interest expense on finance leases	16
Interest and finance income expense	66,926	30,655
Senior secured term credit facility
Interest and Finance Expense
Interest expense	56,834	26,091
Convertible notes
Interest and Finance Expense
Interest expense	7,818	3,941
Senior secured loan facility
Interest and Finance Expense
Interest expense	1,178
Interest and finance income expense	$ 1,083	$ 0